UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of
              Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.3%              Applied Signal Technology, Inc.                                        5,600   $      97,328
                                        Ceradyne, Inc. (a)                                                    11,150         408,759
                                        Cubic Corp.                                                            7,100         174,589
                                        Curtiss-Wright Corp.                                                   5,600         254,520
                                        DRS Technologies, Inc.                                                 2,200         168,850
                                        GenCorp, Inc. (a)                                                     26,200         176,588
                                        Herley Industries, Inc. (a)                                           11,465         196,051
                                        Moog, Inc. Class A (a)                                                16,825         721,456
                                        Orbital Sciences Corp. (a)                                            47,200       1,131,384
                                        Teledyne Technologies, Inc. (a)                                       25,100       1,434,716
                                        Triumph Group, Inc.                                                    6,300         287,973
                                                                                                                       -------------
                                                                                                                           5,052,214
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.6%          Forward Air Corp.                                                     11,200         304,976
                                        HUB Group, Inc. Class A (a)                                           29,400       1,106,910
                                                                                                                       -------------
                                                                                                                           1,411,886
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                         SkyWest, Inc.                                                         28,200         450,636
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.3%                  ATC Technology Corp. (a)                                              11,050         262,327
                                        Drew Industries, Inc. (a)                                              6,200         106,082
                                        Spartan Motors, Inc.                                                     100             318
                                        Standard Motor Products, Inc.                                          5,600          34,832
                                        Superior Industries International, Inc.                                8,000         153,280
                                                                                                                       -------------
                                                                                                                             556,839
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                      Fleetwood Enterprises, Inc. (a)                                          100             102
                                        Monaco Coach Corp.                                                    13,700          26,715
                                        Winnebago Industries, Inc.                                            12,900         166,668
                                                                                                                       -------------
                                                                                                                             193,485
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                        Anheuser-Busch Cos., Inc.                                              2,500         162,200
                                        Boston Beer Co., Inc. Class A (a)                                      3,500         166,215
                                                                                                                       -------------
                                                                                                                             328,415
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%                    Arqule, Inc. (a)                                                         100             322
                                        Cubist Pharmaceuticals, Inc. (a)                                      22,600         502,398
                                        Genentech, Inc. (a)                                                    4,500         399,060
                                        Martek Biosciences Corp.                                              13,700         430,454
                                        Regeneron Pharmaceuticals, Inc. (a)                                   26,700         582,861
                                        Tercica, Inc. (a)                                                     15,000         134,100
                                                                                                                       -------------
                                                                                                                           2,049,195
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.5%                Gibraltar Industries, Inc.                                            28,300         529,493
                                        Griffon Corp. (a)                                                      9,316          84,030
                                        Lennox International, Inc.                                            33,974       1,130,315
                                        NCI Building Systems, Inc. (a)                                        18,300         581,025
                                        Quanex Building Products Corp.                                        16,875         257,175
                                        Simpson Manufacturing Co., Inc.                                       15,900         430,731
                                        Universal Forest Products, Inc.                                        8,500         296,735
                                                                                                                       -------------
                                                                                                                           3,309,504
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.3%                  Investment Technology Group, Inc. (a)                                 18,400         559,912
                                        LaBranche & Co., Inc. (a)                                             75,900         341,550
                                        optionsXpress Holdings, Inc.                                          11,600         225,272
                                        Piper Jaffray Cos. (a)                                                17,500         756,875
                                        Stifel Financial Corp. (a)                                            11,300         563,870
                                        TradeStation Group, Inc. (a)                                           8,600          80,410
                                                                                                                       -------------
                                                                                                                           2,527,889
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                        Arch Chemicals, Inc.                                                   9,700   $     342,410
                                        H.B. Fuller Co.                                                       47,200         985,064
                                        Hercules, Inc.                                                        10,300         203,837
                                        Material Sciences Corp. (a)                                              800           4,600
                                        NewMarket Corp.                                                        5,400         283,824
                                        OM Group, Inc. (a)                                                    13,600         306,000
                                        Omnova Solutions, Inc. (a)                                             7,400          14,726
                                        Penford Corp.                                                            100           1,769
                                        PolyOne Corp. (a)                                                     42,200         272,190
                                        Quaker Chemical Corp.                                                  3,200          91,072
                                        Rohm & Haas Co.                                                        4,391         307,370
                                        Schulman A, Inc.                                                       9,300         183,954
                                        Stepan Co.                                                             3,300         180,081
                                        Zep, Inc.                                                              9,100         160,524
                                                                                                                       -------------
                                                                                                                           3,337,421
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.8%                 Boston Private Financial Holdings, Inc.                               20,300         177,422
                                        Central Pacific Financial Corp.                                       12,300         206,763
                                        Columbia Banking System, Inc.                                          5,900         104,607
                                        Community Bank System, Inc.                                           36,300         912,945
                                        East-West Bancorp, Inc.                                               26,120         357,844
                                        First BanCorp                                                         30,300         335,118
                                        First Commonwealth Financial Corp.                                    41,400         557,658
                                        First Financial Bancorp                                               40,300         588,380
                                        First Financial Bankshares, Inc.                                       8,200         425,416
                                        First Midwest Bancorp, Inc.                                            7,700         186,648
                                        Frontier Financial Corp.                                              17,700         237,711
                                        Glacier Bancorp, Inc.                                                 21,800         539,986
                                        Hancock Holding Co.                                                   13,200         673,200
                                        Hanmi Financial Corp.                                                 16,600          83,830
                                        Independent Bank Corp./MI                                              4,300          26,617
                                        Irwin Financial Corp.                                                    100             395
                                        Nara Bancorp, Inc.                                                     6,600          73,920
                                        National Penn Bancshares, Inc.                                        33,700         492,020
                                        Old National Bancorp                                                  55,100       1,103,102
                                        PrivateBancorp, Inc.                                                  11,150         464,509
                                        Prosperity Bancshares, Inc.                                           10,700         363,693
                                        Royal Bank of Canada                                                   2,007          96,376
                                        The South Financial Group, Inc.                                       32,400         237,492
                                        Sterling Bancorp                                                       4,700          67,962
                                        Sterling Bancshares, Inc.                                             27,300         285,285
                                        Sterling Financial Corp.                                              19,216         278,632
                                        Susquehanna Bancshares, Inc.                                          23,600         460,672
                                        UCBH Holdings, Inc.                                                   44,500         285,245
                                        UMB Financial Corp.                                                   23,100       1,213,212
                                        Umpqua Holdings Corp.                                                 26,100         383,931
                                        United Bankshares, Inc.                                                5,000         175,000
                                        Whitney Holding Corp.                                                 26,900         652,325
                                        Wilshire Bancorp, Inc.                                                 7,800          94,926
                                        Wintrust Financial Corp.                                               8,900         261,215
                                                                                                                       -------------
                                                                                                                          12,404,057
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 2.5%   ABM Industries, Inc.                                                  17,300         377,832

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
                                        Bowne & Co., Inc.                                                     12,200   $     140,910
                                        G&K Services, Inc. Class A                                             7,300         241,265
                                        Healthcare Services Group, Inc.                                       16,800         307,272
                                        IKON Office Solutions, Inc.                                           27,000         459,270
                                        Interface, Inc. Class A                                               21,400         243,318
                                        People Support, Inc. (a)                                              16,603         194,089
                                        SYKES Enterprises, Inc. (a)                                           14,600         320,616
                                        The Standard Register Co.                                              5,800          57,130
                                        Tetra Tech, Inc. (a)                                                  24,400         587,064
                                        United Stationers, Inc. (a)                                           21,400       1,023,562
                                        Viad Corp.                                                             7,700         221,683
                                        Waste Connections, Inc. (a)                                           28,375         973,263
                                                                                                                       -------------
                                                                                                                           5,147,274
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.3%         Arris Group, Inc. (a)                                                 11,301          87,357
                                        Bel Fuse, Inc.                                                         3,500          99,645
                                        Black Box Corp.                                                       20,300         700,959
                                        Comtech Telecommunications Corp. (a)                                   9,700         477,628
                                        Digi International, Inc. (a)                                           8,300          84,660
                                        Harmonic, Inc. (a)                                                    37,700         318,565
                                        NETGEAR, Inc. (a)                                                     13,400         201,000
                                        Network Equipment Technologies, Inc. (a)                               6,100          20,862
                                        PC-Tel, Inc.                                                          36,900         343,908
                                        Symmetricom, Inc. (a)                                                 18,200          90,454
                                        Tekelec (a)                                                           14,200         198,658
                                        Tollgrade Communications, Inc. (a)                                       700           2,940
                                        Viasat, Inc. (a)                                                       9,900         233,442
                                                                                                                       -------------
                                                                                                                           2,860,078
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.5%          Avid Technology, Inc. (a)                                             12,533         301,544
                                        Hutchinson Technology, Inc. (a)                                        6,800          78,744
                                        Intevac, Inc. (a)                                                      6,600          70,224
                                        Novatel Wireless, Inc. (a)                                             8,600          52,116
                                        Synaptics, Inc. (a)                                                   27,000         815,940
                                                                                                                       -------------
                                                                                                                           1,318,568
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.6%       EMCOR Group, Inc. (a)                                                 48,400       1,273,888
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.3%           Headwaters, Inc. (a)                                                  16,100         214,935
                                        Texas Industries, Inc.                                                11,300         461,718
                                                                                                                       -------------
                                                                                                                             676,653
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%                 Cash America International, Inc.                                      22,200         800,088
                                        First Cash Financial Services, Inc. (a)                               11,700         175,500
                                        Rewards Network, Inc. (a)                                             12,700          63,754
                                        World Acceptance Corp. (a)                                            17,200         619,200
                                                                                                                       -------------
                                                                                                                           1,658,542
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.7%           Myers Industries, Inc.                                                12,940         163,173
                                        Rock-Tenn Co. Class A                                                 27,200       1,087,456
                                        Temple-Inland, Inc.                                                    8,500         129,710
                                                                                                                       -------------
                                                                                                                           1,380,339
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                     Audiovox Corp. Class A (a)                                             8,100          75,897
                                        LKQ Corp. (a)                                                         37,600         638,072
                                                                                                                       -------------
                                                                                                                             713,969
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.7%    CPI Corp.                                                              5,300          56,975
                                        Hillenbrand, Inc.                                                     30,650         617,904

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
                                        Pre-Paid Legal Services, Inc. (a)                                      2,500   $     103,150
                                        Universal Technical Institute, Inc. (a)                               30,600         522,036
                                                                                                                       -------------
                                                                                                                           1,300,065
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%   Portfolio Recovery Associates, Inc. (a)                                5,800         282,054
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           FairPoint Communications, Inc.                                        30,700         266,169
Services - 0.3%                         General Communication, Inc. Class A (a)                               20,500         189,830
                                        Shenandoah Telecom Co.                                                 5,700         125,799
                                                                                                                       -------------
                                                                                                                             581,798
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%               Central Vermont Public Service Corp.                                   4,600         107,824
                                        Cleco Corp.                                                           26,800         676,700
                                        El Paso Electric Co. (a)                                               6,800         142,800
                                        UIL Holdings Corp.                                                    13,000         446,290
                                                                                                                       -------------
                                                                                                                           1,373,614
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%             II-VI, Inc. (a)                                                       10,900         421,394
                                        A.O. Smith Corp.                                                       8,300         325,277
                                        Acuity Brands, Inc.                                                   20,500         856,080
                                        Baldor Electric Co.                                                   19,500         561,795
                                        Belden, Inc.                                                           5,100         162,129
                                        Brady Corp.                                                            5,600         197,568
                                        C&D Technologies, Inc. (a)                                               100             568
                                        Magnetek, Inc. (a)                                                     6,700          27,135
                                        Regal-Beloit Corp.                                                       900          38,268
                                        SunPower Corp. Class A (a)                                             1,200          85,116
                                        SunPower Corp. Class B (a)                                             5,568         384,445
                                        Woodward Governor Co.                                                 24,600         867,642
                                                                                                                       -------------
                                                                                                                           3,927,417
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                  Agilysys, Inc.                                                        13,800         139,242
Instruments - 4.3%                      Anixter International, Inc. (a)                                       22,400       1,333,024
                                        Bell Microproducts, Inc. (a)                                             900           1,620
                                        Benchmark Electronics, Inc. (a)                                       62,650         882,112
                                        Brightpoint, Inc. (a)                                                 23,000         165,600
                                        CTS Corp.                                                             15,300         195,534
                                        Cognex Corp.                                                          39,600         798,336
                                        Daktronics, Inc.                                                      35,200         586,432
                                        Faro Technologies, Inc. (a)                                            5,900         120,183
                                        Gerber Scientific, Inc. (a)                                            6,200          56,668
                                        Insight Enterprises, Inc. (a)                                         18,500         248,085
                                        Itron, Inc. (a)                                                       15,368       1,360,529
                                        Keithley Instruments, Inc.                                             1,200          10,044
                                        Littelfuse, Inc. (a)                                                   7,900         234,867
                                        LoJack Corp. (a)                                                       3,300          22,077
                                        MTS Systems Corp.                                                      6,400         269,440
                                        Mercury Computer Systems, Inc. (a)                                    10,400          92,560
                                        Methode Electronics, Inc.                                             16,900         151,086
                                        Newport Corp. (a)                                                     12,400         133,672
                                        Park Electrochemical Corp.                                             9,200         223,008
                                        Photon Dynamics, Inc. (a)                                                300           4,605
                                        Plexus Corp. (a)                                                      17,500         362,250
                                        Radisys Corp. (a)                                                     10,200          87,720
                                        Rogers Corp. (a)                                                       8,100         299,538
                                        SYNNEX Corp. (a)                                                      22,200         495,948

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
                                        ScanSource, Inc. (a)                                                  11,700   $     336,843
                                        TTM Technologies, Inc. (a)                                            19,300         191,456
                                        Technitrol, Inc.                                                      15,800         233,682
                                                                                                                       -------------
                                                                                                                           9,036,161
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.2%      Atwood Oceanics, Inc. (a)                                             24,700         899,080
                                        Basic Energy Services, Inc. (a)                                       11,500         244,950
                                        Bristow Group, Inc. (a)                                                1,700          57,528
                                        Dril-Quip, Inc. (a)                                                    2,500         108,475
                                        Gulf Island Fabrication, Inc.                                         12,400         427,428
                                        Hornbeck Offshore Services, Inc. (a)                                     100           3,862
                                        ION Geophysical Corp. (a)                                             38,900         551,991
                                        Lufkin Industries, Inc.                                               13,700       1,087,095
                                        Matrix Service Co. (a)                                                12,900         246,390
                                        Pioneer Drilling Co. (a)                                              22,200         295,260
                                        SEACOR Holdings, Inc. (a)                                              7,500         592,125
                                        Superior Well Services, Inc. (a)                                       7,000         177,170
                                        Tetra Technologies, Inc. (a)                                          33,450         463,283
                                        Unit Corp. (a)                                                        32,100       1,599,222
                                                                                                                       -------------
                                                                                                                           6,753,859
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.0%         The Andersons, Inc.                                                    7,300         257,106
                                        Casey's General Stores, Inc.                                          39,200       1,182,664
                                        The Great Atlantic & Pacific Tea Co., Inc. (a)                        10,200         110,364
                                        Longs Drug Stores Corp.                                               12,800         968,192
                                        Nash Finch Co.                                                        16,900         728,728
                                        Spartan Stores, Inc.                                                   7,800         194,064
                                        United Natural Foods, Inc. (a)                                        16,600         414,834
                                                                                                                       -------------
                                                                                                                           3,855,952
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                    American Italian Pasta Co. Class A (a)                                 1,400          23,240
                                        Darling International, Inc. (a)                                       36,274         403,004
                                        Flowers Foods, Inc.                                                   32,950         967,412
                                        Hain Celestial Group, Inc. (a)                                        16,300         448,739
                                        Lance, Inc.                                                           11,800         267,742
                                        TreeHouse Foods, Inc. (a)                                             11,000         326,700
                                        Wm. Wrigley Jr. Co.                                                    6,700         531,980
                                                                                                                       -------------
                                                                                                                           2,968,817
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.2%                    Atmos Energy Corp.                                                    14,600         388,652
                                        The Laclede Group, Inc.                                               22,100       1,071,629
                                        New Jersey Resources Corp.                                            18,650         669,349
                                        Northwest Natural Gas Co.                                             22,600       1,175,200
                                        Piedmont Natural Gas Co.                                              30,800         984,368
                                        South Jersey Industries, Inc.                                         29,100       1,038,870
                                        UGI Corp.                                                             46,800       1,206,504
                                                                                                                       -------------
                                                                                                                           6,534,572
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -      Abaxis, Inc. (a)                                                       7,900         155,630
3.6%                                    American Medical Systems Holdings, Inc. (a)                           30,100         534,576
                                        Analogic Corp.                                                         5,300         263,728
                                        ArthroCare Corp. (a)                                                  11,900         329,868
                                        Biolase Technology, Inc. (a)                                          24,200          45,738
                                        CONMED Corp. (a)                                                      11,000         352,000
                                        The Cooper Cos., Inc.                                                  3,479         120,930
                                        CryoLife, Inc. (a)                                                     8,600         112,832

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
                                        Cyberonics, Inc. (a)                                                  28,200   $     479,400
                                        Datascope Corp.                                                       16,900         872,547
                                        Haemonetics Corp. (a)                                                    300          18,516
                                        Hill-Rom Holdings, Inc.                                                7,500         227,325
                                        ICU Medical, Inc. (a)                                                  4,200         127,722
                                        Immucor, Inc. (a)                                                     27,725         886,091
                                        Invacare Corp.                                                        32,300         779,722
                                        Kensey Nash Corp. (a)                                                  3,600         113,256
                                        Mentor Corp.                                                          12,800         305,408
                                        Meridian Bioscience, Inc.                                                 15             436
                                        Merit Medical Systems, Inc. (a)                                       10,100         189,577
                                        Natus Medical, Inc. (a)                                               10,500         237,930
                                        Osteotech, Inc. (a)                                                   14,500          61,770
                                        Palomar Medical Technologies, Inc. (a)                                 5,600          75,376
                                        SurModics, Inc. (a)                                                    5,400         170,046
                                        Symmetry Medical, Inc. (a)                                            13,300         246,848
                                        Theragenics Corp. (a)                                                 25,800          80,496
                                        Vital Signs, Inc.                                                      8,500         628,150
                                                                                                                       -------------
                                                                                                                           7,415,918
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services -      AMERIGROUP Corp. (a)                                                  40,100       1,012,124
6.0%                                    AMN Healthcare Services, Inc. (a)                                     21,100         370,727
                                        Amedisys, Inc. (a)                                                     2,200         107,074
                                        Amsurg Corp. (a)                                                      12,000         305,640
                                        Centene Corp. (a)                                                     35,200         721,952
                                        Chemed Corp.                                                           9,600         394,176
                                        Cross Country Healthcare, Inc. (a)                                    11,400         185,706
                                        Gentiva Health Services, Inc. (a)                                     11,100         299,034
                                        HMS Holdings Corp. (a)                                                 8,400         201,264
                                        HealthExtras, Inc. (a)                                                15,000         391,800
                                        HealthSpring, Inc. (a)                                                43,250         915,170
                                        Healthways, Inc. (a)                                                  14,500         233,885
                                        LCA-Vision, Inc.                                                         100             464
                                        Landauer, Inc.                                                         3,300         240,075
                                        Magellan Health Services, Inc. (a)                                    21,500         882,790
                                        MedCath Corp. (a)                                                      7,700         137,984
                                        Molina Healthcare, Inc. (a)                                           19,540         605,740
                                        Odyssey HealthCare, Inc. (a)                                          10,800         109,620
                                        Omnicare, Inc.                                                         9,900         284,823
                                        Owens & Minor, Inc.                                                   29,700       1,440,450
                                        PSS World Medical, Inc. (a)                                           54,195       1,056,803
                                        Pediatrix Medical Group, Inc. (a)                                     20,700       1,116,144
                                        PharMerica Corp. (a)                                                  48,900       1,099,761
                                        RehabCare Group, Inc. (a)                                              8,000         144,800
                                        Res-Care, Inc. (a)                                                    11,600         210,424
                                        Sunrise Senior Living, Inc. (a)                                       17,300         238,567
                                                                                                                       -------------
                                                                                                                          12,706,997
------------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.4%           Eclipsys Corp. (a)                                                    21,879         458,365
                                        Phase Forward, Inc. (a)                                               17,100         357,561
                                                                                                                       -------------
                                                                                                                             815,926
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.2%    CBRL Group, Inc.                                                       8,200   $     215,660
                                        CEC Entertainment, Inc. (a)                                            8,900         295,480
                                        CKE Restaurants, Inc.                                                 58,000         614,800
                                        California Pizza Kitchen, Inc. (a)                                    10,900         140,283
                                        DineEquity, Inc.                                                       6,800         114,648
                                        Interval Leisure Group, Inc. (a)                                      16,200         168,480
                                        Jack in the Box, Inc. (a)                                             23,900         504,290
                                        Landry's Restaurants, Inc.                                             7,871         122,394
                                        Monarch Casino & Resort, Inc. (a)                                      2,600          29,614
                                        Multimedia Games, Inc. (a)                                             3,800          16,454
                                        O'Charleys, Inc.                                                      33,029         289,004
                                        P.F. Chang's China Bistro, Inc. (a)                                   10,300         242,462
                                        Panera Bread Co. Class A (a)                                             600          30,540
                                        Papa John's International, Inc. (a)                                    7,100         192,836
                                        Pinnacle Entertainment, Inc. (a)                                      10,800          81,648
                                        Ruby Tuesday, Inc. (a)                                                76,500         442,935
                                        Shuffle Master, Inc. (a)                                              10,600          53,954
                                        Sonic Corp. (a)                                                        9,500         138,415
                                        WMS Industries, Inc. (a)                                              20,950         640,442
                                        Wendy's                                                               69,175         363,861
                                                                                                                       -------------
                                                                                                                           4,698,200
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.8%               Bassett Furniture Industries, Inc.                                     9,500          81,225
                                        Champion Enterprises, Inc. (a)                                        32,900         182,595
                                        La-Z-Boy, Inc.                                                        63,700         593,684
                                        M/I Homes, Inc.                                                        5,300         120,734
                                        National Presto Industries, Inc.                                       2,100         156,450
                                        Russ Berrie & Co., Inc. (a)                                           10,100          77,467
                                        Skyline Corp.                                                          1,300          34,359
                                        Standard-Pacific Corp. (a)                                            31,900         156,629
                                        Universal Electronics, Inc. (a)                                        4,600         114,908
                                                                                                                       -------------
                                                                                                                           1,518,051
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%               Central Garden & Pet Co. (a)                                          15,100          88,788
                                        Central Garden & Pet Co. Class A (a)                                  15,250          90,737
                                        Spectrum Brands, Inc. (a)                                                100             139
                                        WD-40 Co.                                                             20,900         750,937
                                                                                                                       -------------
                                                                                                                             930,601
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.7%                      CACI International, Inc. Class A (a)                                  12,200         611,220
                                        CSG Systems International, Inc. (a)                                   13,300         233,149
                                        Ciber, Inc. (a)                                                       71,000         496,290
                                        Convergys Corp. (a)                                                   22,800         336,984
                                        CyberSource Corp. (a)                                                  7,400         119,214
                                        Gevity HR, Inc.                                                       10,600          77,168
                                        Heartland Payment Systems, Inc.                                       11,200         286,272
                                        MAXIMUS, Inc.                                                          6,900         254,196
                                        Mantech International Corp. Class A (a)                               18,600       1,102,794
                                        SI International, Inc. (a)                                             4,800         144,240
                                        Startek, Inc. (a)                                                      9,900          63,558
                                        Wright Express Corp. (a)                                                 300           8,955
                                                                                                                       -------------
                                                                                                                           3,734,040
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%         Standex International Corp.                                            2,700          74,925
                                        Tredegar Corp.                                                        12,700         225,933
                                                                                                                       -------------
                                                                                                                             300,858
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.4%                        Darwin Professional Underwriters, Inc. (a)                            13,300   $     413,763
                                        Delphi Financial Group, Inc. Class A                                  38,950       1,092,158
                                        Hilb Rogal & Hobbs Co.                                                17,400         813,276
                                        Infinity Property & Casualty Corp.                                     7,200         296,640
                                        National Financial Partners Corp.                                     15,800         237,000
                                        Navigators Group, Inc. (a)                                             4,900         284,200
                                        Philadelphia Consolidated Holding Co. (a)                                500          29,285
                                        Presidential Life Corp.                                                9,800         154,742
                                        ProAssurance Corp. (a)                                                13,300         744,800
                                        RLI Corp.                                                              7,000         434,630
                                        Safety Insurance Group, Inc.                                          19,573         742,404
                                        Selective Insurance Group, Inc.                                       24,982         572,587
                                        Stewart Information Services Corp.                                     8,100         240,975
                                        Tower Group, Inc.                                                      9,300         219,108
                                        United Fire & Casualty Co.                                             7,800         223,002
                                        Zenith National Insurance Corp.                                       15,150         555,096
                                                                                                                       -------------
                                                                                                                           7,053,666
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%        HSN, Inc. (a)                                                          5,900          64,959
                                        Nutri/System, Inc.                                                    11,800         209,096
                                        PetMed Express, Inc. (a)                                              14,400         226,080
                                        Stamps.com, Inc. (a)                                                  10,500         122,535
                                        Ticketmaster (a)                                                      14,300         153,439
                                                                                                                       -------------
                                                                                                                             776,109
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.3%     Bankrate, Inc. (a)                                                     5,100         198,441
                                        Greenfield Online, Inc. (a)                                           19,700         342,780
                                        InfoSpace, Inc.                                                        4,600          49,910
                                        j2 Global Communications, Inc. (a)                                    36,800         859,280
                                        The Knot, Inc. (a)                                                    46,400         387,440
                                        Perficient, Inc. (a)                                                     100             664
                                        United Online, Inc.                                                   73,800         694,458
                                        ValueClick, Inc. (a)                                                  17,600         180,048
                                                                                                                       -------------
                                                                                                                           2,713,021
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.9%     Arctic Cat, Inc.                                                       5,700          52,155
                                        Brunswick Corp.                                                       39,000         498,810
                                        Jakks Pacific, Inc. (a)                                               30,400         757,264
                                        Nautilus, Inc. (a)                                                     6,400          29,248
                                        Polaris Industries, Inc.                                               1,700          77,333
                                        Pool Corp.                                                            19,700         459,601
                                        RC2 Corp. (a)                                                          6,200         124,000
                                        Sturm Ruger & Co., Inc. (a)                                           13,900          96,466
                                                                                                                       -------------
                                                                                                                           2,094,877
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.2%   Cambrex Corp. (a)                                                     12,500          76,875
                                        Dionex Corp. (a)                                                       8,200         521,110
                                        Enzo Biochem, Inc. (a)                                                    26             285
                                        Kendle International, Inc. (a)                                        13,200         590,172
                                        Parexel International Corp. (a)                                       41,600       1,192,256
                                                                                                                       -------------
                                                                                                                           2,380,698
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.7%                        Albany International Corp. Class A                                    11,200         306,096
                                        Barnes Group, Inc.                                                    18,200         368,004
                                        Briggs & Stratton Corp.                                               22,400         362,432
                                        Clarcor, Inc.                                                         21,000         796,950

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
                                        Gardner Denver, Inc. (a)                                              22,700   $     788,144
                                        Gehl Co. (a)                                                           5,000         147,150
                                        John Bean Technologies Corp. (a)                                         600           7,596
                                        Lydall, Inc. (a)                                                      19,200         184,896
                                        Mueller Industries, Inc.                                              16,500         379,665
                                        Robbins & Myers, Inc.                                                 23,100         714,483
                                        Toro Co.                                                              16,000         660,800
                                        Valmont Industries, Inc.                                                 200          16,538
                                        Wabash National Corp.                                                 47,500         448,875
                                        Watts Water Technologies, Inc. Class A                                13,200         361,020
                                                                                                                       -------------
                                                                                                                           5,542,649
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.7%                           Kirby Corp. (a)                                                       38,300       1,453,102
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                            4Kids Entertainment, Inc. (a)                                          5,600          39,536
                                        AH Belo Corp.                                                          8,300          42,828
                                        Arbitron, Inc.                                                        11,100         496,059
                                        Cablevision Systems Corp. Class A                                      4,300         108,188
                                        Live Nation, Inc. (a)                                                 15,500         252,185
                                        Radio One, Inc. Class D (a)                                           37,200          27,900
                                                                                                                       -------------
                                                                                                                             966,696
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                  A.M. Castle & Co.                                                      7,600         131,328
                                        AMCOL International Corp.                                              8,600         268,836
                                        Brush Engineered Materials, Inc. (a)                                   7,500         139,275
                                        Century Aluminum Co. (a)                                              25,200         697,788
                                        Olympic Steel, Inc.                                                    9,250         272,783
                                                                                                                       -------------
                                                                                                                           1,510,010
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%                  Avista Corp.                                                          26,300         570,973
                                        Puget Energy, Inc.                                                     6,800         181,560
                                                                                                                       -------------
                                                                                                                             752,533
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%                 Fred's, Inc.                                                          25,800         366,876
                                        Saks, Inc. (a)                                                        10,800          99,900
                                                                                                                       -------------
                                                                                                                             466,776
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.5%      Delta Petroleum Corp. (a)                                              6,200          84,196
                                        Patriot Coal Corp. (a)                                                 2,800          81,340
                                        Penn Virginia Corp.                                                    5,400         288,576
                                        Petroleum Development Corp. (a)                                        5,800         257,346
                                        Petroquest Energy, Inc. (a)                                           21,100         323,885
                                        Southern Union Co.                                                    44,335         915,518
                                        St. Mary Land & Exploration Co.                                       28,900       1,030,285
                                        Stone Energy Corp. (a)                                                27,400       1,159,842
                                        Swift Energy Co. (a)                                                  26,900       1,040,761
                                        World Fuel Services Corp.                                             12,800         294,784
                                                                                                                       -------------
                                                                                                                           5,476,533
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%          Buckeye Technologies, Inc. (a)                                        56,500         462,735
                                        Deltic Timber Corp.                                                      100           6,364
                                        Neenah Paper, Inc.                                                       600          11,880
                                        Pope & Talbot, Inc. (a)                                                  100               1
                                        Schweitzer-Mauduit International, Inc.                                 7,100         134,829
                                        Wausau Paper Corp.                                                    16,200         164,106
                                                                                                                       -------------
                                                                                                                             779,915
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.0%                Chattem, Inc. (a)                                                        500          39,090
                                        Mannatech, Inc.                                                        7,000          28,000
                                                                                                                       -------------
                                                                                                                              67,090
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.5%                  Alpharma, Inc. Class A (a)                                            17,700   $     652,953
                                        Par Pharmaceutical Cos., Inc. (a)                                     38,600         474,394
                                        Salix Pharmaceuticals Ltd. (a)                                        77,400         496,134
                                        Sciele Pharma, Inc.                                                   25,300         778,987
                                        ViroPharma, Inc. (a)                                                  56,100         736,032
                                                                                                                       -------------
                                                                                                                           3,138,500
------------------------------------------------------------------------------------------------------------------------------------
Professional Services - 1.9%            Administaff, Inc.                                                     23,800         647,836
                                        CDI Corp.                                                              6,200         138,446
                                        Heidrick & Struggles International, Inc.                              20,800         627,120
                                        On Assignment, Inc. (a)                                                9,400          74,072
                                        School Specialty, Inc. (a)                                            17,800         555,182
                                        Spherion Corp. (a)                                                    23,900         116,393
                                        TrueBlue, Inc. (a)                                                    17,300         279,568
                                        Volt Information Sciences, Inc. (a)                                    2,400          21,552
                                        Watson Wyatt Worldwide, Inc.                                          29,300       1,457,089
                                                                                                                       -------------
                                                                                                                           3,917,258
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts           BioMed Realty Trust, Inc.                                             52,400       1,385,980
(REITs) - 5.9%                          Cedar Shopping Centers, Inc.                                          15,600         206,232
                                        Colonial Properties Trust                                             50,500         943,845
                                        DiamondRock Hospitality Co.                                           95,700         870,870
                                        Eastgroup Properties, Inc.                                             9,900         480,546
                                        Entertainment Properties Trust                                        13,400         733,248
                                        Extra Space Storage, Inc.                                             31,600         485,376
                                        Home Properties, Inc.                                                 24,100       1,396,595
                                        Inland Real Estate Corp.                                              22,400         351,456
                                        Kilroy Realty Corp.                                                    5,500         262,845
                                        Kite Realty Group Trust                                                7,900          86,900
                                        LTC Properties, Inc.                                                  21,300         624,516
                                        LaSalle Hotel Properties                                              15,850         369,622
                                        Lexington Corporate Properties Trust                                  24,400         420,168
                                        Medical Properties Trust, Inc.                                        24,100         273,535
                                        National Retail Properties, Inc.                                      30,200         723,290
                                        PS Business Parks, Inc.                                                5,800         334,080
                                        Parkway Properties, Inc.                                               5,300         200,658
                                        Pennsylvania Real Estate Investment Trust                             14,800         278,980
                                        Senior Housing Properties Trust                                       47,210       1,125,014
                                        Sovran Self Storage, Inc.                                              8,300         370,927
                                        Urstadt Biddle Properties, Inc. Class A                               21,600         405,000
                                                                                                                       -------------
                                                                                                                          12,329,683
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                Forestar Real Estate Group, Inc. (a)                                  13,200         194,700
Development - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%                      Heartland Express, Inc.                                               22,033         341,952
                                        Knight Transportation, Inc.                                           25,500         432,735
                                        Landstar System, Inc.                                                 23,000       1,013,380
                                        Old Dominion Freight Line, Inc. (a)                                   11,300         320,242
                                                                                                                       -------------
                                                                                                                           2,108,309
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor          ATMI, Inc. (a)                                                        11,000         197,780
Equipment - 3.6%                        Actel Corp. (a)                                                        8,500         106,080
                                        Advanced Energy Industries, Inc. (a)                                  11,700         160,056
                                        Axcelis Technologies, Inc. (a)                                        83,027         141,146
                                        Brooks Automation, Inc. (a)                                           68,214         570,269
                                        Cabot Microelectronics Corp. (a)                                      21,300         683,304
                                        Cohu, Inc.                                                            17,800         281,596

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
                                        Cymer, Inc. (a)                                                       11,600   $     293,828
                                        Cypress Semiconductor Corp. (a)                                       20,300         105,966
                                        DSP Group, Inc. (a)                                                    9,300          71,145
                                        Diodes, Inc. (a)                                                      11,650         214,942
                                        Exar Corp. (a)                                                        19,200         147,072
                                        FEI Co. (a)                                                            2,400          57,144
                                        Kopin Corp. (a)                                                       29,900          93,288
                                        Kulicke & Soffa Industries, Inc. (a)                                  16,800          75,768
                                        MKS Instruments, Inc. (a)                                             16,800         334,488
                                        Micrel, Inc.                                                          29,400         266,658
                                        Microsemi Corp. (a)                                                    7,500         191,100
                                        Pericom Semiconductor Corp. (a)                                       33,000         346,500
                                        Photronics, Inc. (a)                                                  13,700          25,756
                                        Rudolph Technologies, Inc. (a)                                         9,100          76,258
                                        Skyworks Solutions, Inc. (a)                                         120,500       1,007,380
                                        Standard Microsystems Corp. (a)                                        8,100         202,338
                                        Supertex, Inc. (a)                                                     4,400         123,904
                                        TriQuint Semiconductor, Inc. (a)                                      55,885         267,689
                                        Ultratech, Inc. (a)                                                   35,000         423,500
                                        Varian Semiconductor Equipment Associates, Inc. (a)                   12,650         317,768
                                        Veeco Instruments, Inc. (a)                                           40,000         592,400
                                                                                                                       -------------
                                                                                                                           7,375,123
------------------------------------------------------------------------------------------------------------------------------------
Software - 2.6%                         Blackbaud, Inc.                                                       16,600         306,270
                                        Captaris, Inc. (a)                                                       500           2,305
                                        Concur Technologies, Inc. (a)                                          6,000         229,560
                                        EPIQ Systems, Inc. (a)                                                14,150         192,440
                                        Epicor Software Corp. (a)                                             26,900         212,241
                                        Informatica Corp. (a)                                                 39,400         511,806
                                        JDA Software Group, Inc. (a)                                          39,400         599,274
                                        Macrovision Solutions Corp. (a)                                        1,512          23,254
                                        Manhattan Associates, Inc. (a)                                         8,500         189,890
                                        Micros Systems, Inc. (a)                                              12,700         338,582
                                        NDS Group Plc (a)(b)                                                   2,300         128,547
                                        Phoenix Technologies Ltd. (a)                                         12,500          99,875
                                        Progress Software Corp. (a)                                           18,800         488,612
                                        Quality Systems, Inc.                                                  6,700         283,142
                                        Radiant Systems, Inc. (a)                                              8,500          73,865
                                        SPSS, Inc. (a)                                                         8,500         249,560
                                        Secure Computing Corp. (a)                                            26,200         143,576
                                        Smith Micro Software, Inc. (a)                                           100             710
                                        Sonic Solutions, Inc. (a)                                             12,100          53,240
                                        THQ, Inc. (a)                                                         26,100         314,244
                                        TIBCO Software, Inc. (a)                                              31,600         231,312
                                        Take-Two Interactive Software, Inc.                                   42,001         688,816
                                        Tyler Technologies, Inc. (a)                                          11,800         179,006
                                                                                                                       -------------
                                                                                                                           5,540,127
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.9%                 Aaron Rents, Inc.                                                     22,100         598,247
                                        Big 5 Sporting Goods Corp.                                             6,000          61,920
                                        Brown Shoe Co., Inc.                                                  16,200         265,356
                                        The Buckle, Inc.                                                      15,100         838,654
                                        The Cato Corp. Class A                                                33,350         585,292
                                        Charlotte Russe Holding, Inc. (a)                                      6,400          65,600
                                        The Children's Place Retail Stores, Inc. (a)                          19,500         650,325

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                         Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
                                        Christopher & Banks Corp.                                             16,050   $     123,103
                                        Dress Barn, Inc. (a)                                                  17,400         266,046
                                        The Finish Line, Inc. Class A                                         52,600         525,474
                                        Genesco, Inc. (a)                                                      7,500         251,100
                                        Haverty Furniture Cos., Inc.                                           9,700         110,968
                                        Hot Topic, Inc. (a)                                                   14,400          95,184
                                        Jo-Ann Stores, Inc. (a)                                               24,000         503,520
                                        Jos. A. Bank Clothiers, Inc. (a)                                       7,025         236,040
                                        Men's Wearhouse, Inc.                                                 21,500         456,660
                                        Midas, Inc. (a)                                                        3,700          50,912
                                        OfficeMax, Inc.                                                       37,800         336,042
                                        The Pep Boys - Manny, Moe & Jack                                      73,000         451,140
                                        Sonic Automotive, Inc.                                                10,000          84,600
                                        Stage Stores, Inc.                                                    14,525         198,412
                                        Stein Mart, Inc.                                                      11,900          46,529
                                        Tractor Supply Co. (a)                                                25,300       1,063,865
                                        Tween Brands, Inc. (a)                                                 8,700          85,173
                                        Zale Corp. (a)                                                        15,700         392,500
                                        Zumiez, Inc. (a)                                                       8,100         133,488
                                                                                                                       -------------
                                                                                                                           8,476,150
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -      Crocs, Inc. (a)                                                       37,100         132,818
2.4%                                    Deckers Outdoor Corp. (a)                                              1,900         197,752
                                        Fossil, Inc. (a)                                                      36,500       1,030,395
                                        Iconix Brand Group, Inc. (a)                                          23,100         302,148
                                        K-Swiss, Inc. Class A                                                  9,600         167,040
                                        Maidenform Brands, Inc. (a)                                           31,800         461,418
                                        Movado Group, Inc.                                                     6,200         138,570
                                        Oxford Industries, Inc.                                                4,800         123,984
                                        Perry Ellis International, Inc. (a)                                   13,500         201,285
                                        Quiksilver, Inc. (a)                                                 104,200         598,108
                                        Skechers U.S.A., Inc. Class A (a)                                     12,200         205,326
                                        Unifirst Corp.                                                         5,300         228,377
                                        Volcom, Inc. (a)                                                       4,700          81,216
                                        Wolverine World Wide, Inc.                                            38,150       1,009,449
                                                                                                                       -------------
                                                                                                                           4,877,886
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%       Anchor Bancorp Wisconsin, Inc.                                        11,500          84,525
                                        BankAtlantic Bancorp, Inc.                                                20             164
                                        Brookline Bancorp, Inc.                                               21,000         268,590
                                        FirstFed Financial Corp. (a)                                           6,100          47,824
                                        Guaranty Financial Group, Inc. (a)                                    20,100          79,395
                                                                                                                       -------------
                                                                                                                             480,498
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%                          Alliance One International, Inc. (a)                                 123,700         470,060
                                        UST, Inc.                                                              7,800         519,012
                                        Vector Group Ltd.                                                     12,100         213,686
                                                                                                                       -------------
                                                                                                                           1,202,758
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors -      Applied Industrial Technologies, Inc.                                 15,925         428,860
0.4%                                    Kaman Corp. Class A                                                    9,800         279,104
                                        Lawson Products, Inc.                                                    600          16,590
                                        Watsco, Inc.                                                           4,400         221,232
                                                                                                                       -------------
                                                                                                                             945,786
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                  American States Water Co.                                              7,700         296,450
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks - 94.4%                                                      198,302,655
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                        Exchange-Traded Funds                                                 Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
                                        iShares S&P SmallCap 600 Index Fund (c)                               93,007   $   5,534,847
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Exchange-Traded Funds - 2.6%                                                 5,534,847
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Par
Industry                                Fixed Income Securities                                                (000)
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                        LandAmerica Financial Group, Inc., 3.25%, 5/15/34 (d)(e)          $      300         198,750
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Fixed Income Securities - 0.1%                                                 198,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Beneficial
                                                                                                           Interest
                                        Other Interests (f)                                                  (000)
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication              Price Communications Corp.
Services - 0.0%                         Liquidating Trust                                                         13               0
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Other Interests - 0.0%                                                               0
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Long-Term Investments
                                        (Cost - $202,268,598) - 97.1%                                                    204,036,252
------------------------------------------------------------------------------------------------------------------------------------
                                        Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                        BlackRock Liquidity Series, LLC Cash Sweep Series, 2.59% (g)(h)        3,403       3,403,131
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities
                                        (Cost - $3,403,131) - 1.6%                                                         3,403,131
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $205,671,729*) - 98.7%                                 207,439,383

                                        Other Assets Less Liabilities - 1.3%                                               2,807,336
                                                                                                                       -------------
                                        Net Assets - 100.0%                                                            $ 210,246,719
                                                                                                                       =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 206,831,276
                                                                  =============
      Gross unrealized appreciation                               $  18,047,520
      Gross unrealized depreciation                                 (17,439,413)
                                                                  -------------
      Net unrealized appreciation                                 $     608,107
                                                                  =============
(a)   Non-income producing security.
(b)   Depositary receipts.
(c) All, or a portion of security, held as collateral in connection with open financial future contracts.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(e)   Convertible security.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------
                                                             Net Activity
      Affiliate                                                 (000)            Income
      ----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $ (13,298)       $ 207,023
      ----------------------------------------------------------------------------------

(h)   Represents the current yield as of report date.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2008, were as follows:

      ----------------------------------------------------------------------------------------
                                              Expiration                           Unrealized
      Contracts           Issue                  Date            Face Value       Depreciation
      ----------------------------------------------------------------------------------------
          155        Russell 2000 Index      December 2008      $ 11,072,167       $ (556,967)
      ----------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:
            --------------------------------------------------------------------
            Valuation                      Investments in        Other Financial
              Inputs                         Securities           Instruments*
            --------------------------------------------------------------------
            Level 1                         $ 203,837,502           $ (556,967)
            Level 2                             3,601,881                   --
            Level 3                                    --                   --
            --------------------------------------------------------------------
            Total                           $ 207,439,383           $ (556,967)
                                            ====================================
            * Other financial instruments are futures.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: November 24, 2008